OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE	12 Months Ended
Dec. 31, 2020
OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE
OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE

10    OTHER FINANCIAL ASSETS MEASURED AT FAIR VALUE

	December 31, 2020	December 31, 2019
Listed equity investments, at fair value
Dongxing securities Co., Ltd.(東興證券股份有限公司)	8,812	8,853

Unlisted equity investments, at fair value
Sanmenxia Dachang Mining Co., Ltd.(三門峽達昌礦業有限公司)	20,921	20,905
Inner Mongolia Ganqimaodu Port Development Co., Ltd.(內蒙古甘其毛都港務發展股份有限公司)	16,669	30,410
Yinchuan Economic and Technological Development Zone Investment Holding Co., Ltd. (銀川經濟技術開發區投資控股有限公司)	17,234	20,000
China Color International Alumina Development Co., Ltd.(中色國際氧化鋁開發有限公司)	6,636	6,614
Luoyang Jianyuan Mining Co., Ltd. (洛陽建元礦業有限公司)	4,975	4,960
NingXia Electric Power Trading Center Co., Ltd(寧夏電力交易中心有限公司)	4,305	-
Ningxia Ningdian Logistics Transportation Co., Ltd.(寧夏寧電物流運輸有限公司)	1,640	1,640
Chinalco Innovative Development Investment Company Limited (“Chinalco Innovative”) (中鋁創新開發投資有限公司)	329,234	365,681
Size Industry Investment Fund (Note)	980,498	1,653,251
Fangchenggang Chisha Pier Co., Ltd.(防城港赤沙碼頭有限公司)	700	700
Xingxian Shengxing Highway Investment Management Co., Ltd. (興縣盛興公路投資管理有限公司)	135,079	126,237
	1,517,891	2,230,398
	1,526,703	2,239,251

The above equity investments were irrevocably designated at fair value through other comprehensive income as the Group considers these investments to be strategic in nature.

Note:

During the year ended December 31, 2020, Size Industry Investment Fund repaid capital of RMB700 million, and dividend income of RMB82 million. The remaining capital balance was all repaid in February 2021.